Summary of Significant Accounting Policies	6 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation and principles of consolidation

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The accompanying unaudited condensed consolidated financial statements include the unaudited condensed consolidated financial statements of the Company and its subsidiaries. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s September 30, 2025 audited financial statements. The results of operations for the period ended March 31, 2026 are not necessarily indicative of the operating results for the full year.

All inter-company balances and transactions are eliminated upon consolidation. For consolidated subsidiaries where the Group’s ownership in the subsidiary is less than 100%, the equity interest not held by the Group is shown as noncontrolling interests.

(b)	Accounts receivable, net

Accounts receivable are stated at the original amount less an allowance for credit losses.

Accounts receivable are recognized in the period when the Group has provided goods to its customers and when its right to consideration is unconditional. On October 1, 2023, the Group adopted ASU 2016-13, “Financial Instruments - Credit Losses (Accounting Standards Codification (“ASC”) Topic 326): Measurement on Credit Losses on Financial Instruments,” including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for doubtful accounts, which replaces the previous incurred loss impairment model. The Group’s estimation of allowance for credit losses considers factors such as historical credit loss experience, age of receivable balances, subsequent collection, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible.

The Group evaluates its accounts receivable for expected credit losses on a regular basis. The Group maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Group considers factors in assessing the collectability of its receivables, such as the age of the amounts due, the customer’s payment history, creditworthiness and other specific circumstances related to the accounts. The Group adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

(c)	Advance to suppliers

Advance to suppliers refers to advances for purchase of materials and trading products, which is applied against accounts payable when the materials or trading products are received. The Group reviews a supplier’s credit history and background information before advancing a payment. If the financial condition of its suppliers were to deteriorate, resulting in an impairment of their ability to deliver goods or provide services, the Group would provide allowance for such amount in the period when it is considered impaired. Advance to suppliers as of March 31, 2026 and September 30, 2025 primarily consisted of prepayments for purchasing raw materials and trading products.

(d)	Long term investments

Long-term investments are the Group’s equity investments in privately held companies accounted for equity method.

Equity investments are comprised of investments in privately held companies. The Group uses the equity method to account for an equity investment over which it has the ability to exert significant influence but does not otherwise have control. The Group records equity method investments at the cost of acquisition, plus the Group’s share in undistributed earnings and losses since acquisition. For equity investments over which the Group does not have significant influence or control, the cost method of accounting is used.

(e)	Government subsidies

Government subsidies are recognized as other income when received and all the conditions for their receipt have been met. The government subsidies were paid by cash and have no defined rules and regulations to govern the criteria necessary for the Group to enjoy the benefits.

For the six months ended March 31, 2026 and 2025, the Group received government subsidies of $120,217 and $1,536,455, respectively.

(f)	Revenue recognition

The Group recognizes revenues pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, the Group recognizes revenue to depict the transfer of promised services to customers in an amount that reflects the consideration to which the Group expects to receive in exchange for those services, reduced by value-added tax (“VAT”). Net revenues are presented net of tax and surcharges. The following five steps are applied to achieve that core principle:

Step 1:	Identify the contract with the customer
Step 2:	Identify the performance obligations in the contract

Step 3:	Determine the transaction price

Step 4:	Allocate the transaction price to the performance obligations in the contract

Step 5:	Recognize revenue when the company satisfies a performance obligation

Revenue from sales of self-manufactured masks and medical devices

The Group sells products to different distributor customers and direct-end user customers, primarily of sales of self-manufactured masks and medical devices. The Group does not accept returns of products or offer refunds for its customers after the expiration of quality objection periods. The Group usually offers a seven-day quality objection period and any quality deficiencies are determined by the testing of a third-party institution.

The Group grants credit sales for customers and the credit period varies among different customers. The Group normally grants the customers 30 to 180 days to complete their payments after the credit sales, and the length of the credit period is dependent on the customer’s creditworthiness and its transaction experience with the Group. The Group makes its judgment taking all of the facts and circumstances into account, including the PRC subsidiaries’ customary business practices and the knowledge of the customer, in determining whether it is probable that the PRC subsidiaries will collect substantially all of the consideration to which they will be entitled in exchange for the goods or services that the PRC subsidiaries expect to transfer to the customer.

The Group identifies one performance obligation in this business, which is to transfer control of a product to a distributor customer or direct-end user customer upon delivery of the product to the designated place. The revenue is recognized at a point in time when the Group satisfies the performance obligation by transferring the control of the promised product to distributor customers or direct-end user customers. The Group presents the revenue generated from its sales of products on a gross basis as the Group acts as a principal.

Revenue from commodity trading

The Group identifies one performance obligation in commodity trading, which is to transfer control of a product to a customer upon delivery of the product to the designated place. Revenue from commodity trading is recognized on a net basis or gross basis based on whether the Group arranges the provision of products through third parties and control the specified products provided by the third parties before that products are transferred to the customers. The revenue is recognized at a point in time when the Group satisfies performance obligations by arranging the transfer of a promised product to a customer. When the Group acted as an agent, the revenue is measured at fixed consideration which is determined as the difference between the sales price that the Group expects to receive in exchange for arranging promised products to the customer and the settlement price with the third-party suppliers. When the Group acted as a principal, the revenue is measured at fixed consideration which is the sales price that the Group expects to receive in exchange for arranging promised products.

Shipping and handling activities are considered to be fulfilment activities rather than promised services and are not, therefore, considered to be separate performance obligations. The Group’s sales terms provide no right of return outside of a standard quality policy and returns are generally not significant.

Geographic information

The following table disaggregates the Group’s revenue by geographic market for the six months ended March 31, 2026 and 2025:

	For the six months ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
China domestic market	$4,278,052	$3,829,374
Overseas market	1,134,705	714,211
Net revenue	$5,412,757	$4,543,585

Revenue by product categories

The following table disaggregates the Group’s revenue product categories for the six months ended March 31, 2026 and 2025:

	For the six months ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Medical devices(1)	$4,958,295	$4,196,880
Masks	427,861	309,962
Commodity trading	21,929	36,743
Others	4,672	-
Net revenue	$5,412,757	$4,543,585

(1)	Medical devices are mainly anesthesia and respiratory consumables.

Contract balances

Payment terms are established on the Group’s pre-established credit requirements based upon an evaluation of customers’ credit. Contract assets are recognized within the related accounts receivable.

The contract liabilities consist of deferred revenue, which represents the billings or cash received for goods in advance of revenue recognition and is recognized as revenue when all the Group’s revenue recognition criteria are met. The Group’s deferred revenue was $495,338 and $402,407 as of March 31, 2026 and September 30, 2025, respectively. During the six months ended March 31, 2026 and 2025, the Group recognized $341,526 and $151,394 that was included in deferred revenue balance at September 30, 2025 and 2024, respectively.

Other than deferred revenue, the Group had no other material contract assets, contract liabilities or deferred contract costs recorded on its consolidated balance sheets as of March 31, 2026 and September 30, 2025.

Contract costs

The Group applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. For the six months ended March 31, 2026 and 2025, the Group did not have any significant incremental costs of obtaining contracts with customers incurred and/or costs incurred in fulfilling contracts with customers within the scope of ASC Topic 606, that shall be recognized as an asset and amortized to expenses in a pattern that matches the timing of the revenue recognition of the related contract.

(g)	Recent accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGCs can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In March 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2025-02 “Liabilities (405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122” (“ASU 2025-02”), which amends the Accounting Standards Codification to remove the text of SEC Staff Accounting Bulletin (“SAB”) 121 “Accounting for Obligations to Safeguard Crypto- Assets an Entity Holds for its Platform Users” as it has been rescinded by the issuance of SAB 122. ASU 2025-02 is effective immediately and is not expected to have an impact on the Group’s financial statements.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets,” which provides guidance for entities that apply the practical expedient and accounting policy election, if applicable, when estimating expected credit losses on current accounts receivable and/or current contract assets arising from transactions under Topic 606, including those assets acquired in a business combination accounted for under Topic 805. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of the adoption of this guidance.

In September 2025, the FASB issued ASU 2025-06, Intangibles -Goodwill and Other - Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”). The amendments modernize the recognition and disclosure framework for internal-use software costs, removing the previous “development stage” model and introducing a more judgment-based approach. ASU 2025-06 is effective for annual reporting periods beginning after December 15, 2027 and for interim reporting periods beginning in that fiscal year. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (“Topic 815”) and Revenue from Contracts with Customers (“Topic 606”): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract (“ASU 2025-07”). ASU 2025-07, expands an existing scope exception under Topic 815 to exclude non-exchange-traded contracts where the underlying is based on the operations or activities specific to one of the contract parties. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments—Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities to establish authoritative guidance on the accounting for government grants received by business entities. This update is effective for annual and interim periods beginning after December 15, 2028, though early adoption is permitted. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. The ASU clarifies interim disclosure requirements and the applicability of Topic 270. The objective of the amendments is to provide further clarity about the current interim disclosure requirements. The ASU is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Adoption of this ASU can be applied either a prospective or a retrospective approach. Early adoption is permitted. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-12, Codification Improvements. The ASU addresses thirty-three items, representing the changes to the Codification that (1) clarify, (2) correct errors, or (3) make minor improvements. Generally, the amendments in this Update are not intended to result in significant changes for most entities. The ASU is effective for interim reporting periods within annual reporting periods beginning after December 15, 2026. The adoption method of this ASU may vary, on an issue-by-issue basis. Early adoption is permitted. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.